Secured Note Liabilities - Schedule of Inputs and Assumptions (Details) - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Forecast NSR:
Forecast production of ounces (in Shares)		166,144	166,144
Metals spot prices:
Spot prices	[1]	$ 71.99	$ 28.91
Risk-free rate		4.80%	4.80%
Credit spread		4.60%	4.80%
Share price volatility		60.00%	60.00%
Silver royalty discount factor		14.50%	11.60%
Gold in thousands of ounces [Member]
Forecast NSR:
Forecast production of ounces (in Shares)		10,500	10,500
Silver in thousands of ounces [Member]
Forecast NSR:
Forecast production of ounces (in Shares)		29,876	29,876
Copper in millions of pounds [Member]
Forecast NSR:
Forecast production of ounces (in Shares)		19,322	19,322
Molybdenum in millions of pounds [Member]
Forecast NSR:
Forecast production of ounces (in Shares)		152	152
Gold per ounce [Member]
Metals spot prices:
Spot prices	[2]	$ 4,307.95	$ 2,617.2
Silver per ounce [Member]
Metals spot prices:
Spot prices	[2]	71.99	28.91
Copper per pound [Member]
Metals spot prices:
Spot prices	[2]	5.63	4.06
Molybdenum per pound [Member]
Metals spot prices:
Spot prices	[2]	$ 21.5	$ 21.37
Inputs and assumptions [Member]
Metals spot prices:
Risk-free rate		4.80%	4.80%
Credit spread		4.60%	4.80%
Share price volatility		60.00%	60.00%
Silver royalty discount factor		14.50%	11.60%

[1]	The metal prices used in models are based on the quoted forward prices where available and adjusted for forward risk-free rates and cost of carry beyond quoted future forward prices.
[2]	The metal prices used in model are based on the quoted forward prices where available and adjusted for forward risk-free rates and cost of carry beyond quoted future forward prices.